Convertible Loans (Details) - USD ($)			12 Months Ended
	Apr. 27, 2022	Aug. 10, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 14, 2022	Oct. 14, 2021
Convertible Loans [Line Items]
Issued convertible loan (in Dollars)		$ 4,000,000	$ 51,349,984
Maturity date	4 years	12 months
Percentage of coupon rate		12.00%
Outstanding loan (in Dollars)
Convertible loan (in Dollars)	$ 37,017,318
Additional cash proceeds (in Dollars)			5,000,000	$ 22,397,271
Extended convertible loan [Member]
Convertible Loans [Line Items]
Establishment fee							20.00%
Principal of loan payable							3.00%
Convertible Loan [Member]
Convertible Loans [Line Items]
Outstanding loan (in Dollars)			$ 10,000
Convertible Loan [Member]
Convertible Loans [Line Items]
Convertible loan issued (in Dollars)	19,383,318
Additional cash proceeds (in Dollars)	$ 12,656,069
2022 Convertible Loan [Member] | Preference shares [member]
Convertible Loans [Line Items]
Converted Preference Share (in Shares)						4,758,252
First Anniversary [Member]
Convertible Loans [Line Items]
Percentage of coupon rate	9.00%
Second Anniversary [Member]
Convertible Loans [Line Items]
Percentage of coupon rate	10.00%
Third Anniversary [Member]
Convertible Loans [Line Items]
Percentage of coupon rate	11.00%
Fourth Anniversary [Member]
Convertible Loans [Line Items]
Percentage of coupon rate	12.00%